Capital and Reserves - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023		Dec. 31, 2022	Oct. 04, 2021
Capital and Reserves [Line Items]
Issued capital	€ 50,646	[1]	€ 50,352
Number of shares outstanding	217,321,193
Par value per share			€ 3.05	€ 2.58			€ 0.12
Accumulated deficit	€ (478,429)	[1]	€ (420,195)
Reserve of share based payments	24,939		31,223
Foreign currency translation reserve	9,741	[1]	5,868
Equity	97,599	[1]	149,811	€ 159,787	[2]	€ 169,150
Capitalized development costs	71,791		€ 66,408
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity	1,079					€ 921
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 23,293
Number of shares outstanding	194,050,400
Par value per share	€ 0.12
Conversion of shares, Shares issued	3,750,000
Common stock, voting rights	Class A Shares provide holders with one (1) vote per share.
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 22,201
Number of shares outstanding	18,500,793
Par value per share	€ 1.2
Common stock, voting rights	Class B Shares provide holders with ten (10) votes per share
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 5,152
Number of shares outstanding	4,770,000
Par value per share	€ 1.08
Conversion of shares, Shares issued	3,750,000
Common stock, voting rights	Class C Shares provide holders with nine (9) votes per share

[1]	Unaudited
[2]	Unaudited